Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee	The following table sets forth the total remuneration recorded for members of the Board of Directors and Executive Committee:

	Year ended December 31,
in USD ‘000	2021	2020
Short-term employee benefits (including base and variable cash remuneration)	4,301	3,388
Post-employment benefits	42	272
Share-based payments	6,326	4,038
Total	10,669	7,698